RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,693,275	1,838,200
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	138,324	226,767
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,554,951	1,611,433
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,692,996	1,838,200
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	138,324	226,767
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,554,672	1,611,433
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	279
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	279
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,604,642	7,687,927
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,728	234,321
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,460,914	7,453,606
Gross carrying amount [member] | Loan portfolio [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	188,313,361	231,573,437
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,587,745	7,686,102
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,728	234,321
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,444,017	7,451,781
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,913	1,825
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,913	1,825
Gross carrying amount [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,983
Gross carrying amount [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,983
Gross carrying amount [member] | Repos, interbank loans portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1
Gross carrying amount [member] | Repos, interbank loans portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,694,456)	(11,855,131)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,417,117)	(6,883,526)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,340,570)	(3,064,182)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,340,570)	(3,064,182)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,332,063)	(3,063,079)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,332,063)	(3,063,079)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,337)	(1,103)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,337)	$ (1,103)
Accumulated impairment [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,170)
Accumulated impairment [member] | Mortgage [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (6,170)